Basis of preparation - Cost of revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Interest expense from financial services and write-downs of assets included in cost of revenue	€ 68	€ 5	€ 7
Decrease in assets sold with buy-back commitment related in cost of revenue	€ 227	€ 74	€ 54